Benefit Plans (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Expected Actuarial Loss	$ 91
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%	7.00%
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Description	The ESOP used the proceeds of a $1.6 million, 8.0% term loan from the Company to purchase 164,413 shares of Company common stock. The term loan from the Company to the ESOP is payable in annual installments of principal and interest over 30 years commencing on December 31, 2007. The Company intends to make discretionary contributions to the ESOP which will be equal to principal and interest payments on the term loan to the ESOP from the Company
Employee Stock Ownership Plan (ESOP), Shares Contributed to ESOP	164,413
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Amount	1,509	1,530
ESOP expense	48	43
Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	50.00%
Defined Contribution Plan, Maximum Employee Contribution, Percent	8.00%
Deferred Compensation Arrangement with Individual, Compensation Expense	$ 83	$ 88
Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Inflation Rate	2.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets Assuming Current Asset Mix is Maintained	7.00%
Maximum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	9.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets Assuming Current Asset Mix is Maintained	5.00%
Maximum [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets Assuming Current Asset Mix is Maintained	9.00%
Maximum [Member] | Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	10.00%
Minimum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	5.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets Assuming Current Asset Mix is Maintained	4.00%
Minimum [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	2.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets Assuming Current Asset Mix is Maintained	5.00%
Minimum [Member] | Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	8.00%